Subsequent Events (LendingClub Corp)	3 Months Ended	12 Months Ended
	Mar. 31, 2017	Dec. 31, 2016
Subsequent Events

12.	SUBSEQUENT EVENTS

On January 5, 2017, we commenced a tender offer to purchase up to all outstanding shares of common stock of OneMain Holdings Inc., a NYSE-listed company; provided, however, that we are willing to accept any number of shares of OneMain common stock, even if such shares, in the aggregate, constitute less than a majority of OneMain’s outstanding common stock (the “OneMain Tender Offer”). The OneMain Tender Offer was scheduled to expire at 12:00 a.m., Eastern time, on February 6, 2017, unless extended. On February 7, 2017, we extended the OneMain Tender Offer such that it will expire at 5:00 p.m., Eastern time, on Monday, March 27, 2017, unless it is extended or earlier terminated. Complete terms and conditions of the OneMain Tender Offer are set forth in the Tender Offer Statement on Schedule TO and in the registration statement on Form S-4, each of which we originally filed with the SEC on January 5, 2017, and each of which as may be amended. This description and other information in this annual report on Form 10-K regarding the OneMain Tender Offer is included in this annual report on Form 10-K solely for informational purposes. Nothing in this annual report on Form 10-K should be construed as an offer to sell, nor the solicitation of an offer to buy, any shares in connection with the OneMain Tender Offer.

LendingClub Corp [Member]
Subsequent Events

17. Subsequent Events

The Company has evaluated the impact of events that have occurred subsequent to March 31, 2017, through the date the condensed consolidated financial statements were filed with the SEC. Based on this evaluation, other than as recorded or disclosed within these condensed consolidated financial statements and related notes, the Company has determined none of these events were required to be recognized or disclosed.

21. Subsequent Events

The Company has evaluated the impact of events that have occurred subsequent to December 31, 2016, through the date the consolidated financial statements were filed with the SEC. Based on this evaluation, other than as recorded or disclosed within these consolidated financial statements, related notes or below, the Company has determined none of these events were required to be recognized or disclosed.